STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 27, 2019	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 27, 2018	Mar. 31, 2018	Aug. 09, 2017	Apr. 30, 2018	Jan. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 28, 2018	Jan. 30, 2018
Warrants Issued											$ 1,154,211		$ 1,154,211
Warrant Exercise price															$ 0.15		$ 0.15
Shares issued during period value													1,154,211	$ 1,153,645	$ 1,360,250
Shares issued during period														16,513,311	120,000
Proceeds from issuance of convertible stock													2,093,217	$ 2,312,005
Common stock issued										109,672,373		109,672,373		102,553,706	53,873,872
Share-based payment for settlement agreement with shareholders						$ 279,000									$ 331,912
Net proceeds from isssurance of common stock													1,154,211	$ 1,153,645	1,327,925
Common stock closing price															12,000
Exercised total share price												200,000		22,809,908
Compensation expense														$ 111,105	60,075
Stock based compensation												$ 15,000	44,119	44,120	$ 139,808
Stock Based Compensation, Shares															2,050,372
Legal cost										$ 68,335	$ 163,770	$ 130,699	$ 297,474	416,772	$ 246,520
Compensation expenses for non employee directors														36,855
Consulting service agreement [Member]
Shares issued during period value														$ 44,120
Shares issued during period														49,500
Third Party [Member]
Share-based payment for settlement agreement with shareholders						139,500
Related Party [Member]
Share-based payment for settlement agreement with shareholders						$ 139,500
Private Placement [Member]
Number of share cancelled					607,143
Proceeds From Issuance of Private Placement															$ 2,100,000
Warrant term															5 years
Common Stock [Member]
Restricted stock awards granted										240,000	1,912,500	880,000	2,212,500	2,212,500	2,175,000
Common stock sold															715,000
Shares issued during period value													$ 16,513	$ 15,906	$ 19,452
Shares issued during period													16,513,311	15,906,168	19,451,575
Common stock sold, value															$ 503
Stock Based Compensation, Shares															2,050,372
Common Stock [Member] | Common stock and warrant [Member]
Common stock sold															715,000
Warrant term															5 years
Board of Director [Member]
Warrant Exercise price															$ 0.15
Issuance of shares cashless exercise of options related to services									4,027,778
Proceeds from issuance of convertible stock													$ 2,076,486
Board of Director [Member] | Settlement Agreement [Member]
Warrant Exercise price						$ 0.40
Common stock issued						1,000,000
Amount of Settlement paid						$ 500,000
Share-based payment for settlement agreement with shareholders						$ 139,500
Number of common stock called by warrants (in shares)						3,700,000
Board of Director [Member] | Common stock and warrant [Member]
Gross proceeds from isssurance of common stock														$ 1,153,645
Board of Director [Member] | Private Placement [Member]
Proceeds From Issuance of Private Placement									$ 2,100,000				$ 530,777	$ 530,777
Board of Director [Member] | Common Stock [Member]
Restricted stock awards granted							300,000						300,000	300,000
Common stock sold													20,764,860	20,791,023
Proceeds from issuance of convertible stock													$ 12,054,576	$ 12,054,576
Number of common stock called by warrants (in shares)						3,700,000
Shares issued to convert accounts payable									1,749,683
Compensation expense														$ 160,500
Board of Director [Member] | Common Stock [Member] | Common stock and warrant [Member]
Common stock sold													7,590,111
Shares issued during period														16,513,311
Two Members Of Board [Member]
Common stock sold															503,432
Common stock sold, value															$ 479,901
Director [Member]
Restricted stock vested, shares															450,000
Stock based compensation															$ 22,308
Stock Based Compensation, Shares															371,800
Restricted Stock Units (RSUs) [Member]
Restricted stock/Restricted stock units, Expense										$ 0	$ 248	$ 0	$ 8,625
Restricted Stock Units (RSUs) [Member] | Consulting service agreement [Member]
Restricted stock/Restricted stock units, Expense														$ 8,625	$ 6,750
Restricted stock vested, shares														37,500	75,000
Restricted stock vested, amount														8,625	6,750
Restricted Stock Units (RSUs) [Member] | Consulting service agreement [Member]
Restricted stock/Restricted stock units, Expense												$ 15,000	$ 44,119
Restricted stock units issued												71,324	169,500
Restricted stock vested, shares													37,500
Restricted stock vested, amount													8,625
Restricted Stock [Member]
Option vesting																150,000
Unrecognized compensation cost														$ 0	$ 84,105
Restricted Stock [Member] | Consulting service agreement [Member]
Restricted stock/Restricted stock units, Expense										$ 118,846	$ 183,866	$ 84,220	$ 226,781
Restricted Stock [Member] | Five Director [Member]
Restricted stock awards granted												1,200,000
Restricted stock awards granted term												1 year
Restricted Stock [Member] | Three Director [Member]
Number of share cancelled	320,000
Restricted Stock [Member] | Two Director [Member]
Restricted stock awards granted													600,000	600,000
Unrecognized compensation cost														$ 0
Restricted Stock [Member] | Director and Chief Executive Officer [Member]
Restricted stock vested, shares											150,000			150,000
Restricted stock awards granted											1,425,000			1,425,000
Restricted stock awards granted term											1 year			1 year
Unrecognized compensation cost														$ 161,311
Warrant [Member]
Warrant term															5 years
Warrants Issued											$ 16,513,311		$ 16,513,311		$ 715,000
Warrant Exercise price															$ 0.15		$ 0.10
Shares issued during period														16,513,311
Warrant [Member] | Common stock and warrant [Member]
Common stock sold															715,000
Warrant term															5 years
Warrant [Member] | Private Placement [Member]
Gross proceeds from isssurance of common stock														$ 1,154,211
Warrant [Member] | Board of Director [Member]
Common stock sold													20,764,860	20,787,784
Warrant Exercise price				$ 0.15	$ 0.10				$ 0.15
Shares issued during period														20,787,784
Proceeds from issuance of convertible stock													$ 1,205,458	$ 1,205,458
Shares issued to convert accounts payable									1,749,683
Net proceeds from isssurance of common stock														$ 2,079,345
Exercised total share price				1,439,524
Exercised total price				$ 215,929
Number of cashless exercise of warrants		11,678	366,047
Number of disposed share		4,680	190,386
Number of issuance share		6,998	175,661
Warrant [Member] | Board of Director [Member] | Common stock and warrant [Member]
Common stock sold													7,590,111	7,590,111
Shares issued during period														16,513,311
Warrant [Member] | Member of Board [Member]
Warrant Exercise price				$ 0.15					$ 0.15
Shares issued during period value				$ 215,929					$ 15,731
Shares issued during period				1,439,524					104,876
Warrant [Member] | Two directors [Member]
Warrant Exercise price															$ 0.15
Warrant [Member] | Two directors [Member] | Consulting service agreement [Member]
Warrant term															5 years
Warrant Exercise price															$ 0.15
Common stock issued															1,605,175
Stock and warrants issued during period, value															$ 285,807
Employee Stock Option [Member] | Warrant [Member] | Chief Executive Officer (Patrick White) [Member]
Warrant Exercise price								$ 0.01
Shares issued during period value								$ 1,000
Shares issued during period								100,000
Net proceeds from isssurance of common stock								$ 1,000
Employee Stock Option [Member] | Board of Director [Member]
Issuance of shares cashless exercise of options related to services									5,000,000
Number of disposed share									972,222
Restricted Stock Awards [Member]
Restricted stock/Restricted stock units, Expense														$ 446,265	$ 60,075
Sale of units [Member]
Warrant term															5 years
Warrant Exercise price															$ 0.15
Shares issued during period															715,000
Number of common stock called by warrants (in shares)															19,451,575
Gross proceeds from isssurance of common stock															$ 1,360,250
Net proceeds from isssurance of common stock															$ 1,327,925
Number of warrant issued															71,500
Legal cost															$ 32,325
Sale of units [Member] | Directors of Board and relatives of directors of Board [Member]
Shares issued during period															8,712,275
Gross proceeds from isssurance of common stock															$ 609,250
Number of warrant issued															8,712,275